Cover	Jul. 31, 2019
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2019
Entity File Number	001-16503
Entity Registrant Name	WILLIS TOWERS WATSON PLC
Entity Central Index Key	0001140536
Entity Tax Identification Number	98-0352587
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	c/o Willis Group Limited
Entity Address, Address Line Two	51 Lime Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC3M 7DQ
Country Region	44
City Area Code	20
Local Phone Number	3124-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, nominal value $0.000304635 per share
Trading Symbol	WLTW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Elected Not To Use the Extended Transition Period	false